RIGHT OF USE ASSETS (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
2027 and thereafter	$ 50,326	$ 125,628
2028 and thereafter	301,968
2023		11,876
2024	32,951	13,119
2025	36,401	14,494
2026	40,214	16,011
Total lease liabilities	$ 461,860	$ 181,128